SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 22,222,000	$ 21,553,000
Research and development credit carryforward	27,000	27,000
Capitalized research and development expenses	2,323,000	1,987,000
Stock compensation	20,000	638,000
Disallowed interest expense	740,000	431,000
Lease liability	322,000	567,000
Other, net	2,138,000	1,785,000
Gross deferred tax assets	27,792,000	26,988,000
Less valuation allowance	(27,508,000)	(26,483,000)
Total deferred tax assets	284,000	505,000
Deferred tax liabilities:
Right of use asset	(284,000)	(505,000)
Total deferred tax liabilities	(284,000)	(505,000)
Total net deferred tax liabilities